BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss available to shareholders of ordinary shares	$ (165,154)	$ (86,414)	$ (37,120)
Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	54,425,056	50,504,698	48,017,188